Note 4 - Acquisitions	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Business Combination Disclosure [Text Block]
4.
       Acquisitions

2019
acquisitions:
The Company acquired controlling interests in
fifteen
businesses, including
three
in the FirstService Residential segment and
twelve
in the FirstService Brands segment.

In the FirstService Brands segment, the Company acquired Global Restoration (aka Bellwether FOS Holdco, Inc.), a leading commercial and large loss firm headquartered in Colorado and with operations across the U.S. and Canada.

Details of the final fair values of assets acquired and liabilities assumed for the Company’s significant Global Restoration acquisition, which closed in
June 2019
are as follows:

Global
Restoration

Accounts receivable	$118,678
Inventories	31,677
Prepaid expenses and other current assets	3,240
Fixed assets	22,574
Operating lease right-of-use assets	10,566
Accounts payable	(24,337)
Accrued liabilities	(21,345)
Unearned revenues	(12,779)
Operating lease liabilities - current	(6,500)
Other current liabilities	(649)
Operating lease liabilities - non-current	(4,072)
Long-term debt - non-current	(5,711)
Other liabilities	(615)
Deferred tax liabilities	(51,590)
Redeemable non-controlling interests	(25,433)
$33,704

Cash consideration, net of cash acquired of $6,518	$(506,680)

Backlog	$7,130
Customer relationships	213,150
Trademarks and trade names	1,850
Goodwill	$250,846

“Acquisition-related items” related to the Global Restoration acquisition included transaction costs of
$2,158.

The Global Restoration acquisition was accounted for by the purchase method of accounting for business combinations. Accordingly, the accompanying consolidated statements of earnings do not
include any revenues or expenses related to Global Restoration prior to the
June 21, 2019
closing date. The consideration for the transaction was financed from borrowings under the Credit Agreement, consisting of the Company’s revolving credit facility as well as a
$440,000
term loan (see note
11
for further detail).

The amounts of revenues and earnings contributed from the date of acquisition and included in the Company’s consolidated results for the year ended
December 31, 2019,
and the supplemental pro forma revenues and earnings of the combined entity had the acquisition date for Global Restoration been
January 1, 2018,
are as follows:

	Revenues	Net earnings

Actual from Global Restoration for 2019	$219,204	$14,991
Supplemental pro forma for 2019 (unaudited)	2,613,433	(211,188)
Supplemental pro forma for 2018 (unaudited)	2,368,673	125,174

Supplemental pro forma results were adjusted for non-recurring items.

Other
2019
acquisitions:
In the FirstService Residential segment, the Company acquired controlling interests in regional firms operating in Chicago and western Canada.

Within the FirstService Brands segment, in addition to Global Restoration, the Company acquired five
independent restoration companies, operating in Ohio, California, Missouri, Illinois and Quebec, as well as a Paul Davis Restoration franchise located in the mid-western U.S. The Company also acquired three
California Closets franchises operating in Maryland, New Jersey, and Arizona and two
fire protection operations based in Houston and Atlanta.

Details of the other
2019
acquisitions, in aggregate, are as follows:

Aggregate
Acquisitions

Current assets	$34,454
Non-current assets	8,175
Current liabilities	(29,059)
Non-current liabilities	(1,574)
Deferred tax liabilities	(6,328)
Redeemable non-controlling interest	(9,874)
$(4,206)

Cash consideration, net of cash acquired of $4,964	$(73,183)
Acquisition date fair value of contingent consideration	(10,611)
Total purchase consideration	$(83,794)

Backlog	$4,240
Customer relationships	13,168
Trademarks and trade names	567
Management contracts and other	11,644
Goodwill	$58,381

For these other
2019
acquisitions, “Acquisition-related items” included both transaction costs and contingent acquisition consideration fair value adjustments. Acquisition-related transaction costs for the year ended
December 31, 2019
totaled
$5,884
(
2018
-
$4,671
). Also included in acquisition-related items was a reversal of
$503
related to contingent acquisition consideration fair value adjustments (
2018
–
$167
).

The acquisitions referred to above were accounted for by the purchase method of accounting for business combinations. Accordingly, the accompanying consolidated statements of earnings do not
include any revenues or expenses related to these acquisitions prior to their respective closing dates. The consideration for the acquisitions during the year ended
December 31, 2019
was financed from borrowings under the Credit Agreement and cash on hand.

The amount of revenues and earnings contributed from the date of acquisition and included in the Company’s consolidated results for the year ended
December 31, 2019,
and the supplemental pro forma revenues and earnings of the combined entity had the acquisition date been
January 1, 2018,
are as follows:

	Revenues	Net earnings

Actual from other acquired entities for 2019	$103,124	$3,780
Supplemental pro forma for 2019 (unaudited)	2,494,196	(221,769)
Supplemental pro forma for 2018 (unaudited)	2,163,426	106,069

Supplemental pro forma results were adjusted for non-recurring items.
2018
acquisitions:
The Company acquired controlling interests in
twelve
businesses,
three
in the FirstService Residential segment and
nine
in the FirstService Brands segment. In the FirstService Residential segment, the Company acquired regional firms operating in South Carolina, Georgia, and Ontario. In the FirstService Brands segment, the Company acquired two
California Closets franchises located in Las Vegas and Houston, an independent restoration company in Florida, three
Paul Davis Restoration franchises based in Alberta, Kentucky, and Seattle, and three
fire protection companies operating in the Southeastern U.S., all of which will be operated as company-owned locations.

Details of these acquisitions are as follows:

Aggregate
Acquisitions

Current assets	$22,383
Non-current assets	6,961
Current liabilities	(12,049)
Deferred tax liabilities	(4,230)
Redeemable non-controlling interest	(19,889)
$(6,824)

Note consideration	$(1,035)
Cash consideration, net of cash acquired of $3,038	(59,444)
Acquisition date fair value of contingent consideration	(4,536)
Total purchase consideration	$(65,015)

Acquired intangible assets	$28,960
Goodwill	$42,879

In all years presented, the fair values of non-controlling interests for all acquisitions were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of all acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects. For certain acquisitions completed during the year ended
December 31, 2019,
goodwill in the amount of
$6,911
is deductible for income tax purposes (
2018
-
$26,401
).
No
goodwill that arose from the Global Restoration acquisition is deductible for tax purposes.

The determination of fair values of assets acquired and liabilities assumed in business combinations required the use of estimates and judgement by management, particularly in determining fair values of intangible assets acquired. Intangible assets acquired at fair value on the date of acquisition are recorded using the income approach on an individual asset basis. The assumptions used in estimating the fair values of intangible assets include future EBITDA margins, revenue growth rates, expected attrition rates of acquired customer relationships and the discount rates. Also, given the significance of the acquisition, the fair values of identifiable assets and liabilities related to the Global Restoration acquisition were developed with the assistance of a third
-party valuation firm.

The Company typically structures its business acquisitions to include contingent consideration. Vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one
- to
two
-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not
achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

The fair value of the contingent consideration liability recorded on the consolidated balance sheet as at
December 31, 2019
was
$14,423
(see note
18
). The estimated range of outcomes (undiscounted) for these contingent consideration arrangements is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from
$13,187
to a maximum of
$15,514.
These contingencies will expire during the period extending to
July 2022.
During the year ended
December 31, 2019,
$10,056
was paid with reference to such contingent consideration (
2018
-
$9,245
).